As filed with the Securities and Exchange Commission on April 29, 2011

File No. 333-45431/811-08629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 81	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 79	☒

HARTFORD SERIES FUND, INC.

(Exact Name of Registrant as Specified in Charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Registrant’s Telephone Number including Area Code: (860) 843-9934

Edward P. Macdonald, Esquire

The Hartford Financial Services Group, Inc.

Life Law — Mutual Funds Unit

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, Massachusetts 02116-5021

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 13, 2011 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (Date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A for Hartford Series Fund, Inc. (the “Registrant”) is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 77 from May 1, 2011 to May 13, 2011.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of the Registrant under the Securities Act of 1933, as amended, and Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on February 3, 2011 (“Amendment No. 77”).

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Amendment No. 77.

PART C

OTHER INFORMATION

Item 28.	Exhibits

	a.(i)	Articles of Restatement, dated July 9, 2010 (incorporated by reference to Post-Effective Amendment #78 filed on February 14, 2011)

	a.(ii)	Articles Supplementary, dated March 2, 2011 (incorporated by reference to Post-Effective Amendment #79 filed on April 29, 2011)

	b.	Amended and Restated By-Laws, dated November 4, 2010 (incorporated by reference to Post-Effective Amendment #78 filed on February 14, 2011)

	c.	Not Applicable

	d.(i)	Investment Management Agreement between HL Investment Advisors and Hartford Series Fund, Inc., dated March 1, 2010 (incorporated by reference to Post-Effective Amendment #75 filed on April 30, 2010)

d.(ii)

Investment Management Agreement (American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income & Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth & Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Cap HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund) (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

d.(iii)

Investment Sub-Advisory Agreement with Wellington Management Company, LLP, dated October 1, 2009 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-162533) filed on October 16, 2009)

d.(iv)

Investment Sub-Advisory Agreement with Hartford Investment Management Company, dated October 1, 2009 (incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-162533) filed on October 16, 2009)

	e.(i)	Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #18 filed on February 11, 2003)

	e.(ii)	First Amendment to Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #31 filed on February 12, 2004)

	e.(iii)	Second Amendment to Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

	e.(iv)	Third Amendment to Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

	e.(v)	Fourth Amendment to Amended and Restated Principal Underwriting Agreement (to be filed by amendment)

	f.	Not Applicable

	g.(i)	Master Custodian Contract (incorporated by reference to Post Effective Amendment #54 filed on April 30, 2007)

	h.(i)	Amended and Restated Share Purchase Agreement — Hartford Life Insurance

Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(ii)	Amended and Restated Share Purchase Agreement — Hartford Life and Annuity Insurance Company (incorporated by reference to Post-Effective Amendment #20 filed on April 30, 2003)

h.(iii)	Share Purchase Agreement — First Fortis Life Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(iv)	Share Purchase Agreement — Fortis Benefits Insurance Company (incorporated by reference to Post-Effective Amendment #25 filed on August 12, 2003)

h.(v)

Transfer Agency and Service Agreement between Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. and Hartford Administrative Services Company dated August 4, 2010 (incorporated by reference to Post-Effective Amendment #78 filed on February 14, 2011)

h.(vi)	Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(vii)	Amendment Number 1 to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(viii)	Second Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(ix)	Third Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #42 filed on April 26, 2006)

h.(x)	Fourth Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

h.(xi)	Fifth Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #66 filed on January 30, 2008)

h.(xii)	Sixth Amendment to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

h.(xiii)	Seventh Amendment to Fund Accounting Agreement (to be filed by amendment)

h.(xiv)	Master-Feeder Participation Agreement dated April 30, 2008 (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

h.(xv)

Expense Limitation Agreement between Hartford Series Fund, Inc. and HL Investment Advisors, LLC (American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income & Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth & Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Cap HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund) (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

h.(xvi)	Management Fee Waiver dated as of August 25, 2008 between Hartford Series Fund, Inc. and HL Investment Advisors, LLC (incorporated by reference to Post-Effective Amendment #72 filed on April 30, 2009)

h.(xvii)	Expense Limitation Agreement between Hartford Series Fund, Inc. and HL Investment Advisors, LLC (Hartford Portfolio Diversifier HLS Fund) (to be filed by amendment)

i.	Opinion and Consent of Counsel (to be filed by amendment)

j.	Consent of Independent Registered Public Accounting Firm (to be filed by amendment)

k.	Not Applicable

l.	Not Applicable

m.	Amended and Restated Rule 12b-1 Distribution Plan (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

n.	Amended and Restated Multi-Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment #70 filed on April 29, 2008)

o.	Not Applicable

p.(i)

Code of Ethics of HL Investment Advisors, LLC , Hartford Investment Financial Services, LLC and The Hartford Sponsored Mutual Funds (incorporated by reference to Post-Effective Amendment #75 filed on April 30, 2010)

p.(ii)	Code of Ethics of Hartford Investment Management Company (incorporated by reference to Post-Effective Amendment #75 filed on April 30, 2010)

p.(iii)	Code of Ethics of Hartford Securities Distribution Company, Inc. (incorporated by reference to Post-Effective Amendment #65 filed on November 15, 2007)

p.(iv)	Code of Ethics of Wellington Management Company, LLP (incorporated by reference to Post-Effective Amendment #71 filed on February 13, 2009)

q.(i)	Power of Attorney dated February 2, 2011 (incorporated by reference to Post-Effective Amendment #79 filed on April 29, 2011)

Item 29.	Persons Controlled by or Under Common Control with Registrant

Certain persons that are affiliates of and controlled by Hartford Financial Services Group, Inc., a Maryland corporation, are controlling shareholders of the Hartford Series Fund, Inc.  Information about all such persons is incorporated herein by references to the Form 10-K of The Hartford Financial Services Group, Inc. filed on February 25, 2011.  With regard to Hartford Series Fund, Inc. matters for which the Investment Company Act of 1940, as amended (the “1940 Act”) required a shareholder vote, shares offered to variable annuity and variable life insurance separate accounts of Hartford Life Insurance Company and its affiliates, Union Security Insurance Company and Union Security Life Insurance Company of New York (the “Accounts”) are generally voted in accordance with instructions received from the owners of variable contracts (or annuitants or beneficiaries thereunder) having a voting interest in that Account.  With respect to certain qualified retirement plans (“Plans”). Plan trustees generally vote Hartford Series Fund, Inc. shares held by their Plans either in their own discretion or in accordance with instructions from Plan participants.

Item 30.	Indemnification

The relevant portion of Article V of the Articles of Incorporation provides:

(f) The Corporation shall indemnify (i) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland and the federal securities laws now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) other employees and agents to such extent as shall be authorized by the Board of Directors or the Bylaws and as permitted by law. Nothing contained herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such bylaws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the right of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

(g) To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, and the Investment Company Act, no director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the limitation of liability provided to directors and officers hereunder with respect to any act or omission occurring prior to such amendment or repeal.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

HL Investment Advisors, LLC serves as investment adviser to each of the investment companies included in this Registration Statement.

Name	Position with HL Investment Advisors, LLC	Other Business
James Davey	President, Chief Executive Officer and Manager

Executive Vice President of Hartford Life Insurance Company (1) (“HLIC”) and President, Chairman of the Board, Chief Executive Officer and Manager of Hartford Investment Financial Services, LLC (2) (“HIFSCO”)

Robert Arena	Manager	Executive Vice President of HLIC and Manager of Hartford Investor Services Company, LLC (3) (“HISC”)
Colleen B. Pernerewski	Vice President and Chief Compliance Officer	Vice President and Chief Investment Advisor Compliance Officer of HIFSCO
Vernon J. Meyer	Senior Vice President	Senior Vice President of HLIC and HIFSCO
Diana Benken	Controller	Assistant Vice President of HLIC
Edward P. Macdonald	Vice President, Chief Legal Officer and Secretary	Vice President of HLIC and Vice President and Chief Legal Officer — Mutual Funds of HIFSCO
Catherine Marshall	Assistant Vice President	Assistant Vice President of HLIC, HIFSCO and HISC
Elizabeth L. Schroeder	Assistant Vice President	Assistant Vice President of HLIC and HIFSCO
Alice Pellegrino	Assistant Vice President	Assistant Vice President of HLIC, HIFSCO and HISC
Michael J. Fixer	Assistant Treasurer	Assistant Treasurer and Assistant Vice President of HLIC, HISC and Hartford Life, Inc. (4)

(1)	The principal business address for HLIC is 200 Hopmeadow Street, Simsbury, CT 06089.
(2)	The principal business address for HIFSCO is 200 Hopmeadow Street, Simsbury, CT 06089.
(3)	The principal business address for HISC is 200 Hopmeadow Street, Simsbury, CT 06089.
(4)	The principal business address for Hartford Life, Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

Item 32.	Principal Underwriters

Hartford Securities Distribution Company, Inc. (“HSD”) is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HSD is the principal underwriter for the following registered investment companies:

Hartford Series Fund, Inc.

Hartford HLS Series Fund II, Inc.

Hartford Life Insurance Company

Separate Account One

Separate Account Two

Separate Account Two (DC Variable Account I)

Separate Account Two (DC Variable Account II)

Separate Account Two (QP Variable Account)

Separate Account Two (Variable Account “A”)

Separate Account Two (NQ Variable Account)

Separate Account Ten

Separate Account Three

Separate Account Five

Separate Account Seven

Separate Account Eleven

	Hartford Life and Annuity Insurance Company	Separate Account One Separate Account Ten Separate Account Three Separate Account Five Separate Account Six Separate Account Seven

	Hart Life Insurance Company	Separate Account One Separate Account Two

	American Maturity Life Insurance Company	Separate Account AMLVA Separate Account One

	Servus Life Insurance Company	Separate Account One Separate Account Two

The Directors and principal officers of HSD and their position with the Registrant are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Position and Offices with Registrant
Jams Davey	Director	President and Chief Executive Officer
Sharon A. Ritchey	Chief Executive Officer, President, Chairman of the Board and Director	None
Diana Benken	Chief Financial Officer Controller/FINOP	None
Cathleen Shine	Chief Legal Officer — Broker Dealer and Secretary	None
Christopher S. Conner	AML Compliance Officer and Chief Compliance Officer	None
Robert Arena	Director and Executive Vice President/Business Line Principal	None
Vernon Meyer	Senior Vice President	Vice President
Robert W. Paiano	Treasurer	None
Jared A. Collins**	Vice President	None
Stuart M. Carlisle	Vice President	None
Martin A. Swanson	Vice President /Marketing	Vice President
Diane E. Tatelman	Vice President	None
Timothy M. Baker	Assistant Vice President	None
Richard E. Cady	Assistant Vice President	None
Michael J. Fixer***	Assistant Treasurer and Assistant Vice President	None
Alice Longworth	Assistant Vice President	None
Margaret Norton****	Assistant Vice President/Brokerage Operations	None
Elizabeth Schroeder	Assistant Vice President	Vice President
Laura Quade	Assistant Vice President	None
Jeffrey T. Coghan	Assistant Vice President	None
Michael J. Shamburger	Assistant Vice President, Distribution Principal — 401(k) Sales	None
Kathryn Ann Stelter	Assistant Vice President	None
Michael R. Dressen	Assistant Secretary and Compliance Officer	None
Patricia A. Lavoie	Assistant Secretary	None
Denise Gagnon	Privacy Officer	None

*	Unless otherwise indicated, principal business address is 200 Hopmeadow Street, Simsbury, CT 06089.
**	Principal business address is 31 St. James Avenue, Suite 600, Boston, MA 02116-4190.
***	Principal business address is Hartford Plaza, Hartford, CT 06115.
****	Principal business address is 1 Griffin Road North, Windsor, CT 06095-1512.

Item 33.	Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant’s transfer agent, Hartford Investor Services Company, LLC, 200 Hopmeadow Street, Simsbury, CT 06089. Registrant’s financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 29th day of April, 2011.

HARTFORD SERIES FUND, INC.

By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Tamara L. Fagely	Controller & Treasurer	April 29, 2011
Tamara L. Fagely	(Chief Accounting Officer & Chief Financial Officer)

*	Director	April 29, 2011
Lynn S. Birdsong

*	Chairman of the Board and Director	April 29, 2011
Robert M. Gavin, Jr.

*	Director	April 29, 2011
Duane E. Hill

*	Director	April 29, 2011
Sandra S. Jaffee

*	Director	April 29, 2011
William P. Johnston

*	Director	April 29, 2011
Lemma W. Senbet

*	Director	April 29, 2011
Phillip O. Peterson

*	Director	April 29, 2011
Lowndes A. Smith

*	Director	April 29, 2011
David N. Levenson

/s/ Edward P. Macdonald		April 29, 2011
* By Edward P. Macdonald
Attorney-in-fact

* Pursuant to Power of Attorney dated February 2, 2011